Trade payables and accrued liabilities (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Trade payables and accrued liabilities
Trade payables	$ 468,874	$ 635,622
Wages payables	92,890	80,573
Due to related parties (Note 16)	367,413	83,331
Accrued liabilities	256,801	463,335
Trade payables and accrued liabilities	$ 1,185,978	$ 1,262,861